TAX SITUATION - Reconciliation of Net Deferred Tax Assets and Liabilities (Details) S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Deferred asset, net
Balance as of January 1	S/ 1,170,866	$ 1,170,866	$ 1,182,195
Income tax (expense)/income for the year recognized in profit or loss		187,681	43,227
Income tax (expense)/income for the year recognized in other comprehensive income (OCI)		18,065	(22,719)
Deferred income tax arising from EPS and subsidiaries		0	0
Deferred taxes acquired in a business combination		0	0
Foreign exchange effect and others		15,024	(31,837)
Balance as of December 31	1,391,636	1,391,636	1,170,866
Deferred liability, net
Balance as of January 1	59,025	(59,025)	(107,517)
Income tax (expense)/income for the year recognized in profit or loss		(61,957)	11,716
Income tax (expense)/income for the year recognized in other comprehensive income (OCI)		2,180	32,246
Deferred income tax arising from EPS and subsidiaries		(2,375)	0
Deferred taxes acquired in a business combination		(262,667)	0
Foreign exchange effect and others		6,905	4,530
Balance as of December 31	S/ 376,939	$ (376,939)	$ (59,025)